New Accounting Pronouncements	6 Months Ended
Jun. 30, 2019
New Accounting Pronouncements
New Accounting Pronouncements

Note 2. New Accounting Pronouncements

Accounting Pronouncements Adopted in the Current Period

In June 2018, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update (“ASU”) which substantially aligns the measurement and classification guidance for share-based payments to non-employees with the guidance for share-based payments to employees. That ASU also clarifies that any share-based payment issued to a customer should be evaluated based upon the new revenue recognition standard. The new ASU required a modified retrospective transition approach. The Company adopted this guidance effective January 1, 2019, which has not had a material impact on its consolidated financial statements.

In August 2017, the FASB issued an ASU which simplifies the designation and measurement requirements of hedge accounting in certain situations and allows companies to better align their hedge accounting with their risk management activities. The ASU also eases certain hedge effectiveness assessment requirements, expands the eligibility of hedging strategies that may qualify for hedge accounting and modifies certain presentation and disclosure requirements. The Company adopted this guidance effective January 1, 2019, which has not had a material impact on its consolidated financial statements.

In February 2016, the FASB issued a new ASU which amended its lease accounting guidance. Under the new lease accounting guidance, lessees are required to recognize a right-of-use asset and a lease liability for all leases, including leases classified as operating leases. The lease liability and the right-of-use asset are measured based on the present value of the lease payments. In addition, disclosures of qualitative and quantitative information about leasing arrangements are required. The new lease accounting guidance also contains amended guidance regarding the identification of embedded leases in service contracts and the identification of lease and non-lease components of an arrangement.

The Company adopted the new lease accounting guidance on January 1, 2019, using a modified retrospective transition approach, with certain practical expedients, and as a result did not adjust prior periods. Following the adoption, the Company recognized right-of-use assets of $27.4 million and lease liabilities of $27.9 million for its operating leases. The Company does not have material finance leases. The new lease accounting guidance had no material impact on the Company's Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) and no material impact on the Condensed Consolidated Statements of Cash Flows.

The Company determines whether an arrangement contains a lease at the inception of a contract. If an arrangement is a lease, the Company determines whether it is an operating lease or a finance lease. The Company's lease terms include all non-cancelable periods and may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term. The Company elected the short-term lease recognition exemption for all leases with terms shorter than twelve months.

The right-of-use assets represent the Company's right to control the use of an underlying asset for the lease term. The lease liabilities represent the present value of the Company's future lease payments over the expected lease term, which is determined using the Company's incremental borrowing rate at the lease commencement date. This rate is determined considering factors such as the lease term, credit standing and the economic environment of the location of the lease.

The Company's leases primarily relate to buildings for the Company’s administrative, research and development, sales and marketing, and manufacturing activities, as well as vehicles leases.

As of June 30, 2019, the weighted average remaining lease term for the Company’s leases was 3.3 years, and weighted-average discount rate was 4.7%.

Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2018, the FASB issued an ASU that clarifies the accounting for implementation costs in cloud computing arrangements. This ASU requires the implementation costs incurred by customers in cloud computing arrangements to be deferred and recognized over the term of the arrangement, if those costs would be capitalized by the customers in a software licensing arrangement. The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.

In June 2016, the FASB issued an ASU that supersedes the existing impairment model for most financial assets to a current expected credit loss model. The new guidance requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. The ASU also requires that credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses. The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.